NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
NET EARNINGS (LOSS) PER SHARE
NOTE 16:-	NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share from continuing operations :

	Year ended December 31,
	2013	2012	2011
Numerator:

Numerator for basic net earnings per share - Net income (loss) from continuing operations	$6,320	$1,833	$(8,527)
Effect of diluting securities	-	-	(33)

Numerator for diluted net earnings per share - Net income (loss) from continuing operations	$6,320	$1,833	$(8,560)

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,558	5,166	4,789

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	5,697	5,166	4,789

Basic net earnings (loss) per share from continuing operations	$1.14	$0.35	$(1.78)

Diluted net earnings (loss) per share from continuing operations	$1.10	$0.35	$(1.79)

The following table sets forth the computation of basic and diluted net loss per share from discontinuing operations:

	Year ended December 31,
	2013	2012	2011
Numerator:

Numerator for basic net earnings per share - Net loss from discontinuing operations	$-	$(630)	$-

Numerator for diluted net earnings per share - Net loss from continuing operations	$-	$(630)	$-

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	-	5,166	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	-	5,166	-

Basic net loss per share from discontinuing operations	$-	$(0.12)	$-

Diluted net loss per share from discontinuing operations	$-	$(0.12)	$-